Expense Example - FidelityLow-PricedStockFund-KPRO - FidelityLow-PricedStockFund-KPRO - Fidelity Low-Priced Stock Fund	Jan. 29, 2025 USD ($)
Expense Example:
1 year	$ 84
3 years	262
5 years	455
10 years	$ 1,014